Share-based compensation - DSUs, RSUs and PSUs Granted (Details)	3 Months Ended
Mar. 31, 2026 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	173,592
Granted (in shares)	5,648
Number of units - end of period (in shares)	179,240
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 30.43
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 30.43
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	218,306
Granted (in shares)	732,437
Released (in shares)	(31,738)
Forfeited (in shares)	(20,548)
Number of units - end of period (in shares)	898,457
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 24.35
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	40.94
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	37.04
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	24.51
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	75.65
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	$ 75.65
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	0
Granted (in shares)	59,210
Number of units - end of period (in shares)	59,210
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 25.69